Organization and principal activities	12 Months Ended
Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and principal activities	Organization and principal activities

Alibaba Group Holding Limited (the “Company”) is a limited liability company, which was incorporated in the Cayman Islands on June 28, 1999. The Company is a holding company and conducts its businesses primarily through its subsidiaries. In these consolidated financial statements, where appropriate, the term “Company” also refers to its subsidiaries as a whole. The Company provides the technology infrastructure and marketing reach to help merchants, brands, retailers and other businesses to leverage the power of new technology to engage with their users and customers and operate in a more efficient way.

The Company’s businesses comprise Taobao and Tmall Group, Alibaba International Digital Commerce Group, Cloud Intelligence Group, Cainiao Smart Logistics Network Limited, Local Services Group, Hujing Digital Media and Entertainment Group (formerly known as Digital Media and Entertainment Group) and All others. An ecosystem has developed around the Company’s platforms and businesses that consists of consumers, merchants, brands, retailers, third-party service providers, strategic alliance partners and other businesses.

Taobao and Tmall Group is comprised of (i) China commerce retail business and (ii) China commerce wholesale business. China commerce retail business mainly consists of Taobao and Tmall, the Company’s digital retail business in China, Tmall Supermarket, Tmall Global, as well as Xianyu, a consumer-to-consumer community and marketplace for idle goods in China. China commerce wholesale business mainly includes 1688.com, an integrated domestic wholesale marketplace in China.

Alibaba International Digital Commerce Group is comprised of (i) International commerce retail business and (ii) International commerce wholesale business. International commerce retail business mainly includes AliExpress, a global e-commerce platform, Trendyol, an e-commerce platform in Türkiye, Lazada, an e-commerce platform in Southeast Asia, and Daraz, an e-commerce platform across South Asia with key markets in Pakistan and Bangladesh. International commerce wholesale business mainly includes Alibaba.com, an integrated international online wholesale marketplace.

Cloud Intelligence Group offers a comprehensive suite of cloud services based on a three-tiered architecture of infrastructure-as-a-service (IaaS), platform-as-a-service (PaaS) and model-as-a-service (MaaS) to customers worldwide.

Cainiao Smart Logistics Network Limited (“Cainiao”) has established a smart logistics network, with end-to-end logistics capabilities, on a global scale. Cainiao controls the key nodes of the logistics network to ensure service quality, efficiency and reliability, while leveraging trusted partners' capabilities to drive scalability and capital efficiency. Cainiao provides a wide array of innovative logistics solutions in China and around the world, serving both the Company's e-commerce businesses as well as third parties.

Local Services Group is comprised of Ele.me, a local services and on-demand delivery platform in China, and Amap, the provider of mobile digital map, navigation and real-time traffic information in China.

Hujing Digital Media and Entertainment Group is comprised of Youku, an online long-form video platform in China, and Damai Entertainment (formerly known as Alibaba Pictures), which provides content production, promotion and distribution, performance and event ticketing management, IP-related licensing and operations, cinema ticketing management and Internet data services for the entertainment industry.

All other businesses include Freshippo, Alibaba Health, Lingxi Games, Intelligent Information Platform (which mainly consists of UCWeb and Quark businesses), Fliggy, DingTalk, Sun Art, Intime and other businesses. As of March 31, 2025, the sale of Sun Art was completed and the sale of Intime was substantially completed. Details of the disposals are set out in Note 4(b) and Note 4(c) respectively.

The Company’s American depositary shares (“ADSs”) have been listed on the New York Stock Exchange (“NYSE”) under the symbol of “BABA” and the Company’s ordinary shares have been listed on the Hong Kong Stock Exchange (“HKSE”) under the codes “9988 (HKD Counter)” and “89988 (RMB Counter).”